Offerings - Offering: 1	Jan. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	937,487
Proposed Maximum Offering Price per Unit	24.91
Maximum Aggregate Offering Price	$ 23,352,801.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,225.02
Offering Note	The Amount Registered represents the shares of common stock, par value $0.01 per share (the "Common Stock") of America's Car-Mart, Inc. (the "Registrant") underlying the warrants that will be offered for resale by the selling stockholder pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee, to be equal to $24.91 per share, the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on January 5, 2026.